United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/16

Date of Reporting Period: Quarter ended 02/29/16

Item 1. Schedule of Investments

Federated Capital Income Fund
Portfolio of Investments
February 29, 2016 (unaudited)
Shares or Principal Amount		Value
	COMMON STOCKS—27.9%
	Consumer Discretionary—2.7%
47,982	Comcast Corp., Class A	$2,770,001
218,070	Darden Restaurants, Inc.	13,930,312
89,510	Foot Locker, Inc.	5,594,375
654,406	Ford Motor Co.	8,186,619
371,887	M.D.C. Holdings, Inc.	8,222,421
22,118	McDonald's Corp.	2,592,008
725,177	Regal Entertainment Group	14,278,735
129,558	TJX Cos., Inc.	9,600,248
	TOTAL	65,174,719
	Consumer Staples—3.3%
513,708	Altria Group, Inc.	31,629,002
48,186	Campbell Soup Co.	2,975,485
129,362	ConAgra Foods, Inc.	5,440,966
28,970	Dr. Pepper Snapple Group, Inc.	2,651,624
96,319	General Mills, Inc.	5,668,373
41,434	Kimberly-Clark Corp.	5,398,850
27,590	PepsiCo, Inc.	2,698,854
230,789	Philip Morris International, Inc.	21,008,723
	TOTAL	77,471,877
	Energy—2.9%
285,423	BP PLC, ADR	8,302,955
252,162	Baker Hughes, Inc.	10,810,185
191,893	Exxon Mobil Corp.	15,380,224
140,586	Royal Dutch Shell PLC	6,393,851
84,830	Schlumberger Ltd.	6,084,008
111,242	Tesoro Petroleum Corp.	8,975,004
270,877	Total SA, ADR	12,110,911
	TOTAL	68,057,138
	Financials—5.4%
81,827	Allstate Corp.	5,192,741
218,432	Bank of America Corp.	2,734,769
67,884	Cincinnati Financial Corp.	4,286,196
176,576	First Financial Bancorp	2,961,180
292,221	Hartford Financial Services Group, Inc.	12,308,348
756,627	Hospitality Properties Trust	18,370,904
282,796	JPMorgan Chase & Co.	15,921,415
1,477,262	Old Republic International Corp.	26,295,264
80,887	PartnerRe Ltd.	11,346,019
47,559	Post Properties, Inc.	2,650,463
235,447	Retail Properties of America, Inc.	3,458,716
194,726	Sun Life Financial Services of Canada	5,796,993
91,750	T. Rowe Price Group, Inc.	6,340,842
133,311	U.S. Bancorp	5,135,140
61,219	Vornado Realty Trust	5,286,873
	TOTAL	128,085,863

Shares or Principal Amount		Value
	COMMON STOCKS—continued
	Health Care—2.3%
841,062	GlaxoSmithKline PLC, ADR	$32,523,867
258,355	Merck & Co., Inc.	12,972,005
340,929	Pfizer, Inc.	10,115,363
	TOTAL	55,611,235
	Industrials—1.9%
68,248	Boeing Co.	8,065,548
801,865	Donnelley (R.R.) & Sons Co.	12,172,311
273,495	General Electric Co.	7,969,644
37,720	Lockheed Martin Corp.	8,139,599
184,667	Republic Services, Inc.	8,439,282
	TOTAL	44,786,384
	Information Technology—5.1%
72,039	Avnet, Inc.	2,964,405
571,204	CA, Inc.	16,730,565
103,011	CSRA, Inc.	2,673,136
712,372	Cisco Systems, Inc.	18,649,899
103,603	Computer Sciences Corp.	2,984,802
314,638	EMC Corp. Mass	8,221,491
457,056	Intel Corp.	13,524,287
73,008	International Business Machines Corp.	9,566,238
328,916	Maxim Integrated Products, Inc.	11,137,096
546,735	Microsoft Corp.	27,817,877
116,097	Texas Instruments, Inc.	6,155,463
	TOTAL	120,425,259
	Materials—0.3%
52,003	Avery Dennison Corp.	3,386,435
78,675	International Paper Co.	2,808,698
	TOTAL	6,195,133
	Telecommunication Services—3.4%
470,177	BCE, Inc.	20,274,032
868,922	CenturyLink, Inc.	26,580,324
120,872	Consolidated Communications Holdings, Inc.	2,827,196
630,691	Verizon Communications	31,994,955
	TOTAL	81,676,507
	Utilities—0.6%
99,826	Duke Energy Corp.	7,415,075
94,467	National Grid PLC, ADR	6,355,740
	TOTAL	13,770,815
	TOTAL COMMON STOCKS (IDENTIFIED COST $657,849,604)	661,254,930
	CORPORATE BONDS—4.1%
	Basic Industry - Chemicals—0.4%
1,500,000	Albemarle Corp., 4.150%, 12/01/2024	1,463,289
1,520,000	Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/01/2044	1,447,993
4,803,000	Ashland, Inc., Conv. Bond, Series UNIT, 6.500%, 06/30/2029	3,991,389
1,110,000	Valspar Corp., Sr. Unsecd. Note, 3.300%, 02/01/2025	1,096,841
1,750,000	Valspar Corp., Sr. Unsecd. Note, 4.400%, 02/01/2045	1,653,832
	TOTAL	9,653,344

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Basic Industry - Paper—0.0%
100,000		Westvaco Corp., Sr. Deb., 7.500%, 06/15/2027	$106,643
		Communications - Cable & Satellite—0.3%
4,900,000		DIRECTV Holdings LLC, Sr. Unsecd. Note, 5.150%, 03/15/2042	4,561,371
4,000,000		Time Warner Cable, Inc., Company Guarantee, 5.500%, 09/01/2041	3,572,712
		TOTAL	8,134,083
		Communications - Media & Entertainment—0.3%
4,000,000		CBS Corp., 4.900%, 08/15/2044	3,644,620
5,100,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 05/13/2045	4,311,372
		TOTAL	7,955,992
		Communications - Telecom Wirelines—0.2%
4,175,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.550%, 09/15/2043	5,080,420
		Communications Equipment—0.6%
28,218,000		Liberty Media Group, Conv. Bond, 3.500%, 01/15/2031	14,784,539
		Consumer Cyclical - Automotive—0.2%
2,500,000		Ford Motor Co., Sr. Unsecd. Note, 4.750%, 01/15/2043	2,304,095
4,000,000		General Motors Co., Sr. Unsecd. Note, 5.200%, 04/01/2045	3,468,232
		TOTAL	5,772,327
		Consumer Cyclical - Retailers—0.1%
4,000,000		Bed Bath & Beyond, Inc., 5.165%, 08/01/2044	3,234,916
		Consumer Non-Cyclical - Tobacco—0.1%
1,750,000		Reynolds American, Inc., Sr. Unsecd. Note, Series, 7.000%, 08/04/2041	2,013,232
		Energy - Integrated—0.1%
450,000		Petroleos Mexicanos, 6.500%, 06/02/2041	395,460
1,700,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.375%, 01/23/2045	1,483,165
		TOTAL	1,878,625
		Energy - Midstream—0.2%
3,225,000		Energy Transfer Partners, Sr. Unsecd. Note, 4.050%, 03/15/2025	2,685,303
4,000,000		Kinder Morgan, Inc., 5.050%, 02/15/2046	3,073,716
		TOTAL	5,759,019
		Energy - Refining—0.1%
2,330,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	2,105,241
		Financial Institution - Banking—0.5%
450,000		Bank of America Corp., Sub. Note, 6.500%, 09/15/2037	495,972
3,500,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 01/22/2025	3,410,606
3,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 02/01/2041	3,596,283
1,450,000		Merrill Lynch & Co., Inc., Sub. Note, 7.750%, 05/14/2038	1,871,615
950,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 08/09/2026	1,123,084
1,500,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 05/22/2023	1,514,825
		TOTAL	12,012,385
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
1,005,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 01/20/2043	865,779
600,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.250%, 01/15/2036	546,785
		TOTAL	1,412,564
		Financial Institution - Insurance - Life—0.1%
3,500,000		American International Group, Inc., Sr. Unsecd. Note, 4.375%, 01/15/2055	2,855,251
		Financial Institution - Insurance - P&C—0.2%
2,700,000	[1,2]	Liberty Mutual Group, Inc., 4.850%, Series 144A, 08/01/2044	2,576,991
1,000,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	1,453,256
		TOTAL	4,030,247

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Other—0.2%
3,600,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	$3,650,760
		Technology—0.1%
2,100,000		Fidelity National Informa, Sr. Unsecd. Note, 5.000%, 10/15/2025	2,186,465
		Transportation - Services—0.1%
1,920,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 4.500%, 02/15/2045	1,791,805
		Utility - Electric—0.2%
1,800,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	1,593,000
1,900,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 6.000%, 10/07/2039	2,104,936
		TOTAL	3,697,936
		TOTAL CORPORATE BONDS (IDENTIFIED COST $106,125,499)	98,115,794
		ASSET-BACKED SECURITY—0.0%
$400,000		Santander Drive Auto Receivables Trust 2013-1, Class D, 2.270%, 01/15/2019 (IDENTIFIED COST $399,950)	395,217
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.2%
		Financials—0.2%
2,025,000	[1,2]	FREMF Mortgage Trust 2013-K25, Class B, 3.618%, 11/25/2045	1,996,716
2,770,000	[1,2]	FREMF Mortgage Trust 2015-K49, Class B, 3.848%, 10/25/2048	2,286,025
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $4,575,301)	4,282,741
		PREFERRED STOCKS—13.1%
		Consumer Staples—2.2%
221,210		Post Holdings, Inc., Conv. Pfd., 5.250%, 06/01/2017, Annual Dividend $5.25	27,927,763
348,144		Tyson Foods, Inc., Conv. Pfd., 4.750%, 07/15/2017, Annual Dividend $2.38	25,101,182
		TOTAL	53,028,945
		Financials—2.0%
171,600		American Tower Corp., Conv. Pfd., 5.500%, 02/15/2018, Annual Dividend $5.50	16,705,260
3,512		Bank of America, Series L, Pfd. 7.250%, 12/31/2049, Annual Dividend $72.50	3,868,644
216,747		New York Community Cap Trust V, Conv. Pfd., 6.000%, 11/01/2051, Annual Dividend $3.00	10,799,419
12,500		Wells Fargo Co., Series L, Pfd. 7.500%, 12/31/2049, Annual Dividend $75.00	14,647,375
		TOTAL	46,020,698
		Health Care—3.3%
34,687		Allergan PLC, Conv. Pfd., 5.500%, 03/01/2018, Annual Dividend $55.00	33,506,948
595,429		Anthem, Inc., Conv. Pfd., 5.250%, 05/01/2018, Annual Dividend $2.63	26,341,779
20,000		Teva Pharmaceutical Industries Ltd., Conv. Pfd., 7.000%, 12/15/2018, Annual Dividend $76.24	18,150,000
		TOTAL	77,998,727
		Industrials—1.3%
293,105		Stanley Black & Decker, Inc., Conv. Pfd., 6.250%, 11/17/2016, Annual Dividend $6.25	31,353,442
		Utilities—4.3%
261,689		AES Trust III, Conv. Pfd., 6.750%, 10/15/2029, Annual Dividend $3.38	13,084,450
610,746		Dominion Resources, Inc., Conv. Pfd., 6.375%, 07/01/2017, Annual Dividend $3.19	29,633,396
299,651		Dynegy, Inc., Conv. Pfd., 5.375%, 11/01/2017, Annual Dividend $5.38	11,248,899
607,449		Exelon Corp., Conv. Pfd., 6.500%, 06/01/2017, Annual Dividend $3.25	26,940,363
108,043		Laclede Group, Inc./The, Conv. Pfd., 6.750%, 04/01/2017, Annual Dividend $3.38	6,320,516
282,251		Nextera Energy, Inc., Conv. Pfd., 6.371%, 09/01/2018, Annual Dividend $3.19	15,664,930
		TOTAL	102,892,554
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $333,131,300)	311,294,366

Shares or Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.8%
$1,500,000		Citigroup Commercial Mortgage Trust 2012-GC8, Class A4, 3.024%, 09/10/2045	$1,547,740
830,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class AM, 3.912%, 05/15/2045	872,021
100,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class B, 4.934%, 12/10/2044	108,955
2,050,000	[1,2]	Commercial Mortgage Trust 2013-CR8, Class B, 3.966%, 06/10/2046	2,074,963
4,000,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 02/10/2048	4,057,183
1,175,000		GS Mortgage Securities Corp. II 2012-GCJ7, Class AS, 4.085%, 05/10/2045	1,241,638
3,440,000		GS Mortgage Securities Trust 2014-GC24, Class B, 4.507%, 09/10/2047	3,517,679
950,000		Morgan Stanley Capital I 2007-IQ16, Class AM, 6.054%, 12/12/2049	996,111
1,100,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.875%, 04/10/2046	1,097,096
875,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class A4, 3.440%, 04/15/2045	916,850
1,715,000		WF-RBS Commercial Mortgage Trust 2014-C25, Class B, 4.236%, 11/15/2047	1,720,033
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $18,279,374)	18,150,269
		INVESTMENT COMPANIES—53.6%[3]
10,716,268		Emerging Markets Fixed Income Core Fund	365,393,961
16,265,439		Federated Mortgage Core Portfolio	162,166,423
201,487,769		Federated Prime Value Obligations Fund, Institutional Shares, 0.43%[4]	201,487,769
94,579,082		High Yield Bond Portfolio	543,829,723
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $1,299,743,541)	1,272,877,876
		TOTAL INVESTMENTS—99.7% (IDENTIFIED COST $2,420,104,569)[5]	2,366,371,193
		OTHER ASSETS AND LIABILITIES - NET—0.3%[6]	7,803,817
		TOTAL NET ASSETS—100%	$2,374,175,010
At February 29, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[7]United States Treasury Notes 5-Year Long Futures	400	$48,393,750	June 2016	$33,926
[7]United States Treasury Notes 10-Year Long Futures	300	$39,154,688	June 2016	$3,982
7S&P 500 Index Short Futures	40	$19,203,000	June 2016	$36,870
[7]United States Treasury Notes 10-Year Short Futures	950	$123,989,844	June 2016	$(98,802)
[7]United States Treasury Ultra Bond Short Futures	160	$27,705,000	June 2016	$(9,156)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(33,180)
The average notional value of long and short futures contracts held by the Fund throughout the period was $130,870,316 and $157,664,305, respectively. This is based on the amounts held as of each month-end throughout the three-month fiscal period.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $799,139 and $1,342,277, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 29, 2016, these restricted securities amounted to $16,974,788, which represented 0.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At February 29, 2016, these liquid restricted securities amounted to $16,974,788, which represented 0.7% of total net assets.
3	Affiliated holdings.
4	7-day net yield.

5	At February 29, 2016, the cost of investments for federal tax purposes was $2,419,586,522. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; and (b) futures contracts was $53,215,329. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $100,649,692 and net unrealized depreciation from investments for those securities having an excess of cost over value of $153,865,021.
6	Assets, other than investments in securities, less liabilities.
7	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at February 29, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;

■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 29, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$552,066,554	$—	$—	$552,066,554
International	109,188,376	—	—	109,188,376
Preferred Stocks
Domestic	293,144,366	—	—	293,144,366
International	18,150,000	—	—	18,150,000
Debt Securities:
Corporate Bonds	—	98,115,794	—	98,115,794
Asset-Backed Security	—	395,217	—	395,217
Commercial Mortgage-Backed Securities	—	4,282,741	—	4,282,741
Collateralized Mortgage Obligations	—	18,150,269	—	18,150,269
Investment Companies	201,487,769	1,071,390,107	—	1,272,877,876
TOTAL SECURITIES	1,174,037,065	1,192,334,128	$—	2,366,371,193
Other Financial Instruments[1]
Assets	$74,778	$—	$—	$74,778
Liabilities	(107,958)	—	—	(107,958)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(33,180)	$—	$—	$(33,180)
1	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
MTN	—Medium Term Note

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 25, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 25, 2016